SUPPLEMENT
                             DATED FEBRUARY 10, 1999
                       TO THE PROSPECTUS DATED MAY 1, 1998
                         (AS REVISED SEPTEMBER 1, 1998)

                    WEISS, PECK & GREER, L.L.C. MUTUAL FUNDS

                        WPG Government Money Market Fund
                         WPG Tax Free Money Market Fund
                      WPG Intermediate Municipal Bond Fund
                               WPG Core Bond Fund
                           WPG Growth and Income Fund
                                 WPG Tudor Fund
                     Weiss, Peck & Greer International Fund
                                 WPG Growth Fund
                          WPG Quantitative Equity Fund


The combined Prospectus, dated May 1, 1998 (as revised September 1, 1998), for the above referenced funds is revised as follows:

1. The sixth paragraph under "Portfolio Managers" in the "Management" section of the Prospectus is replaced with the following:

         WPG TUDOR FUND. Laurence Zuriff is the portfolio manager of the WPG Tudor Fund. Mr. Zuriff has been a managing director and research analyst for the Small Cap Growth Division of WPG since 1996. Prior thereto, Mr. Zuriff was a vice president of York Capital Management and a growth equity analyst at Granite Capital.

2. As of November 30, 1998, WPG Growth Fund ("Growth Fund") has been liquidated. Shares of the Growth Fund are no longer offered to the public. All references to the Growth Fund in the Prospectus are deleted.

3. The address of the funds' transfer agent, First Data Investor Services Group, Inc., is replaced by the following address:
                  P.O. Box 61503
                  King of Prussia, PA 19406-0903

         The transfer agent's address appears in the following sections of the
Prospectus:

PROSPECTUS SECTION                              PARAGRAPH
------------------                              ---------

HOW TO PURCHASE SHARES      Fourth -- "By Mail"
SHAREHOLDER SERVICES        First -- "Shareholder Inquiries and Services
                                      Offered"
HOW TO REDEEM SHARES        First -- untitled
MANAGEMENT OF THE FUNDS     Fifteenth -- "Transfer Agent and Dividend Disbursing
                                         Agent"